Redeemable Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Temporary Equity [Line Items]
Preferred Shares Authorized	6,711,756	10,000,000
Preferred Shares Issued	6,108,312	0
Preferred Shares Outstanding	6,108,312	0
Carrying Value	$ 39,838
Liquidation Preference	$ 39,952
Common Stock Issuable Upon Conversion	1,789,704
Series A 1 Preferred Stock
Temporary Equity [Line Items]
Preferred Shares Authorized	200,001
Preferred Shares Issued	200,001
Preferred Shares Outstanding	200,001
Carrying Value	$ 395
Liquidation Preference	$ 400
Common Stock Issuable Upon Conversion	58,597
Series A 2 Preferred Stock
Temporary Equity [Line Items]
Preferred Shares Authorized	2,125,551
Preferred Shares Issued	2,114,538
Preferred Shares Outstanding	2,114,538
Carrying Value	$ 9,599
Liquidation Preference	$ 9,600
Common Stock Issuable Upon Conversion	619,551
Series B Preferred Stock
Temporary Equity [Line Items]
Preferred Shares Authorized	2,776,934
Preferred Shares Issued	2,762,431
Preferred Shares Outstanding	2,762,431
Carrying Value	$ 19,966
Liquidation Preference	$ 20,000
Common Stock Issuable Upon Conversion	809,379
Series C Preferred Stock
Temporary Equity [Line Items]
Preferred Shares Authorized	1,609,270
Preferred Shares Issued	1,031,342
Preferred Shares Outstanding	1,031,342
Carrying Value	$ 9,878
Liquidation Preference	$ 9,952
Common Stock Issuable Upon Conversion	302,177